Financial Information by Quarter (Unaudited) - 10K (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Abstract]
Research and development	$ 1,269,733	$ 4,189,000	$ 1,327,000	$ 1,467,000	$ 1,192,092	$ 840,000	$ 1,099,000	$ 651,000	$ 549,000	$ 8,175,878	$ 3,139,835	$ 5,519,300
Selling, general and administrative expense	2,656,231	2,568,000	2,321,000	2,605,000	3,077,987	2,423,000	4,314,000	2,748,000	3,039,000	10,582,068	12,646,653	13,119,029
Research and development expense	2,536,011	4,933,000	2,427,000	2,959,000	2,807,422	2,903,000	2,742,000	2,372,000	2,813,000	13,130,529	10,707,354	13,785,083
Patent preparation fees	219,715	246,000	194,000	235,000	333,103	170,000	306,000	226,000	286,000	1,009,053	987,777	1,421,218
Litigation accrual expense	2,917,187	14,394,000	14,000	0	13,295	12,899,000	175,466,000	51,000	49,000	14,407,494	188,465,065	197,207
Operating loss	(7,059,411)	(17,952,000)	(3,628,000)	(4,333,000)	(5,039,715)	(17,554,000)	(181,728,000)	(4,747,000)	(5,638,000)	(30,953,266)	(209,667,014)	(23,516,181)
Net income (loss)	$ (10,448,567)	$ (20,094,000)	$ (5,631,000)	$ (6,573,000)	$ (7,153,319)	$ (19,056,000)	$ (240,077,000)	$ (2,948,000)	$ (3,382,000)	$ (39,451,324)	$ (265,463,138)	$ (17,177,333)
Earnings Per Share, Basic and Diluted	$ (0.19)	$ (0.38)	$ (0.10)	$ (0.12)	$ (0.13)	$ (0.36)	$ (4.49)	$ (0.06)	$ (0.06)